Deferred Income	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Deferred Income
9.
Deferred Income
The amounts shown in the accompanying consolidated balance sheets amounting to $5,191,654 and $2,843,994 represent cash related to time and bareboat charter revenues received in advance as of December 31, 2018 and as of December 31, 2019, respectively.